INCOME TAX EXPENSE - Schedule of Components of Income Tax Expense (Recovery) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Tax on profit - current tax
Current tax expense (income) for the year	$ 694	$ 699
Current tax adjustment in respect of prior years	(14)	6
Current tax	680	705
Tax on profit - deferred tax
Deferred tax expense (income) relating to origination and reversal of temporary differences in the current year	144	(52)
Deferred tax adjustment in respect of prior years	37	11
Deferred tax	181	(41)
Tax expense related to continuing operations - current tax
Current domestic tax expense (income) and adjustments for current tax of prior periods	(3)	(8)
Current foreign tax expense (income) and adjustments for current tax of prior periods	683	713
Current tax	680	705
Tax expense relating to continuing operations - deferred tax
Deferred domestic tax expense (income) and adjustments for deferred tax of prior periods	0	3
Deferred foreign tax expense (income) and adjustments for deferred tax of prior periods	181	(44)
Deferred tax	181	(41)
Income tax expense	$ 861	$ 664